Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax benefit at federal statutory rate	$ (10,972)	$ (11,038)
Pre-conversion passthrough loss		7,331
Tax credits	(2,387)	(351)
Federal uncertain tax positions	708	102
Stock-based compensation	1,251	470
Impact of federal rate change		2,329
Nondeductible expense	58	126
Change of valuation allowance	11,346	782
Others	(4)	249
Income tax provision	$ 0	$ 0